Shareholders' Equity (Details 2)	12 Months Ended
Dec. 31, 2019 $ / shares shares
0.003 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices (Lower Range Limit)	$ 0.003
Options Outstanding, Number outstanding at December 31, 2 0 1 9 | shares	320,000
Options Outstanding, Weighted average remaining contractual life (Year)	3 years 7 months 24 days
Options Outstanding, Weighted average exercise price	$ 0.003
Options Exercisable, Number exercisable at December 31, 2 0 1 9 | shares	14,000
Options Exercisable, Weighted average remaining contractual life (Years)	2 years
Options Exercisable, Weighted average exercise price	$ 0.003
2.425 – 2.688 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices (Lower Range Limit)	2.425
Range of exercise prices (Upper Range Limit)	$ 2.688
Options Outstanding, Number outstanding at December 31, 2 0 1 9 | shares	32,000
Options Outstanding, Weighted average remaining contractual life (Year)	1 year 10 months 25 days
Options Outstanding, Weighted average exercise price	$ 2.49
Options Exercisable, Number exercisable at December 31, 2 0 1 9 | shares	20,000
Options Exercisable, Weighted average remaining contractual life (Years)	1 year 7 months 21 days
Options Exercisable, Weighted average exercise price	$ 2.53